Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	Dreyfus Investment Grade Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000889169
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec. 01, 2011
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIASX
Dreyfus Inflation Adjusted Securities Fund (Prospectus Summary) | Dreyfus Inflation Adjusted Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIAVX
Dreyfus Intermediate Term Income Fund (Prospectus Summary) | Dreyfus Intermediate Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRITX
Dreyfus Intermediate Term Income Fund (Prospectus Summary) | Dreyfus Intermediate Term Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTEBX
Dreyfus Intermediate Term Income Fund (Prospectus Summary) | Dreyfus Intermediate Term Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTECX
Dreyfus Intermediate Term Income Fund (Prospectus Summary) | Dreyfus Intermediate Term Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DITIX
Dreyfus Short-Term Income Fund (First Prospectus Summary) | Dreyfus Short-Term Income Fund | Class D
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSTIX
Dreyfus Short-Term Income Fund (Second Prospectus Summary) | Dreyfus Short-Term Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSHBX
Dreyfus Short-Term Income Fund (Second Prospectus Summary) | Dreyfus Short-Term Income Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSHPX